John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 96.9%		$17,743,584,713
(Cost $14,579,920,865)
Communication services 0.5%		94,199,914
Entertainment 0.5%
Live Nation Entertainment, Inc. (A)	1,140,711	94,199,914
Consumer discretionary 13.4%		2,455,860,600
Auto components 0.8%
Gentex Corp.	3,062,649	85,662,293
Lear Corp.	519,025	65,340,057
Automobiles 0.8%
Harley-Davidson, Inc.	4,803,055	152,064,721
Distributors 0.8%
LKQ Corp.	3,185,216	156,362,253
Hotels, restaurants and leisure 3.3%
Darden Restaurants, Inc.	679,626	76,879,293
Domino’s Pizza, Inc.	166,301	64,809,163
Expedia Group, Inc. (A)	1,009,497	95,730,601
International Game Technology PLC	2,926,048	54,307,451
Las Vegas Sands Corp. (A)	2,283,939	76,717,511
Marriott International, Inc., Class A	800,624	108,892,870
Wyndham Hotels & Resorts, Inc.	1,810,735	119,001,504
Household durables 2.7%
Garmin, Ltd.	1,255,709	123,373,409
Mohawk Industries, Inc. (A)	916,792	113,764,719
Tempur Sealy International, Inc.	4,444,141	94,971,293
Whirlpool Corp.	995,568	154,183,616
Leisure products 2.0%
Callaway Golf Company (A)	2,165,281	44,171,732
Hasbro, Inc.	2,196,731	179,868,334
Polaris, Inc.	1,363,134	135,331,944
Specialty retail 3.0%
AutoZone, Inc. (A)	172,862	371,501,181
Ross Stores, Inc.	1,650,651	115,925,220
Ulta Beauty, Inc. (A)	173,813	67,001,435
Consumer staples 2.6%		470,942,808
Beverages 1.8%
Coca-Cola Europacific Partners PLC	2,637,089	136,100,163
Keurig Dr. Pepper, Inc.	3,018,304	106,817,779
Monster Beverage Corp. (A)	825,199	76,495,947
Food and staples retailing 0.8%
U.S. Foods Holding Corp. (A)	4,939,013	151,528,919
Energy 7.5%		1,377,863,996
Energy equipment and services 2.3%
Halliburton Company	5,177,015	162,351,190
Schlumberger NV	7,383,586	264,037,035
Oil, gas and consumable fuels 5.2%
ConocoPhillips	1,875,515	168,440,002
Devon Energy Corp.	2,902,413	159,951,980
Diamondback Energy, Inc.	1,238,367	150,028,162
Marathon Petroleum Corp.	1,809,436	148,753,734
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	911,710	$203,384,267
Valero Energy Corp.	1,137,727	120,917,626
Financials 16.0%		2,929,076,185
Banks 7.0%
East West Bancorp, Inc.	3,786,543	245,367,986
Fifth Third Bancorp	10,359,953	348,094,421
Huntington Bancshares, Inc.	20,033,325	241,000,900
KeyCorp	15,426,256	265,794,389
Truist Financial Corp.	3,617,441	171,575,227
Capital markets 2.4%
Ameriprise Financial, Inc.	1,666,418	396,074,230
State Street Corp.	818,901	50,485,247
Consumer finance 1.7%
Discover Financial Services	2,310,054	218,484,907
SLM Corp.	5,903,380	94,099,877
Insurance 4.9%
Aflac, Inc.	1,205,632	66,707,619
Alleghany Corp. (A)	197,703	164,706,369
American International Group, Inc.	2,482,052	126,907,319
Aon PLC, Class A	600,734	162,005,945
Everest Re Group, Ltd.	674,152	188,951,323
Globe Life, Inc.	1,196,804	116,652,486
The Travelers Companies, Inc.	426,701	72,167,940
Health care 9.9%		1,807,842,865
Health care equipment and supplies 1.1%
Envista Holdings Corp. (A)	1,395,977	53,800,954
Zimmer Biomet Holdings, Inc.	1,355,429	142,401,371
Health care providers and services 5.8%
AmerisourceBergen Corp.	1,454,383	205,766,107
Centene Corp. (A)	2,130,757	180,283,350
Cigna Corp.	361,599	95,288,568
HCA Healthcare, Inc.	801,537	134,706,308
Humana, Inc.	420,087	196,630,122
Laboratory Corp. of America Holdings	288,403	67,590,127
Molina Healthcare, Inc. (A)	433,099	121,098,811
Universal Health Services, Inc., Class B	547,670	55,155,846
Life sciences tools and services 3.0%
Avantor, Inc. (A)	6,925,734	215,390,327
ICON PLC (A)	1,174,234	254,456,508
IQVIA Holdings, Inc. (A)	392,988	85,274,466
Industrials 20.1%		3,687,234,864
Aerospace and defense 5.1%
BWX Technologies, Inc.	2,268,924	124,995,023
Curtiss-Wright Corp.	782,033	103,275,278
Hexcel Corp.	2,384,123	124,713,474
Howmet Aerospace, Inc.	6,368,652	200,294,105
L3Harris Technologies, Inc.	511,048	123,520,302
Maxar Technologies, Inc.	2,166,143	56,514,671
Textron, Inc.	3,389,322	206,985,895
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Air freight and logistics 1.2%
Expeditors International of Washington, Inc.	1,015,258	$98,947,045
FedEx Corp.	546,812	123,967,749
Airlines 0.5%
Alaska Air Group, Inc. (A)	2,294,188	91,882,229
Building products 2.2%
Advanced Drainage Systems, Inc.	977,580	88,050,631
Allegion PLC	1,232,163	120,628,758
Masco Corp.	2,465,343	124,746,356
Resideo Technologies, Inc. (A)	3,707,241	71,994,620
Commercial services and supplies 0.4%
Copart, Inc. (A)	732,124	79,552,594
Electrical equipment 3.2%
AMETEK, Inc.	2,107,156	231,555,373
Eaton Corp. PLC	1,797,081	226,414,235
nVent Electric PLC	2,140,513	67,062,272
Sensata Technologies Holding PLC	1,309,505	54,095,652
Machinery 3.7%
Altra Industrial Motion Corp.	1,845,632	65,058,528
Dover Corp.	2,110,677	256,067,334
ITT, Inc.	936,299	62,956,745
Oshkosh Corp.	818,324	67,217,133
Otis Worldwide Corp.	515,065	36,399,644
Parker-Hannifin Corp.	763,557	187,873,200
Professional services 2.5%
ASGN, Inc. (A)	1,071,921	96,740,870
Leidos Holdings, Inc.	786,400	79,198,344
Robert Half International, Inc.	970,703	72,695,948
Science Applications International Corp.	1,096,968	102,127,721
TransUnion	1,400,476	112,024,075
Road and rail 1.3%
Landstar System, Inc.	512,678	74,553,635
Norfolk Southern Corp.	682,500	155,125,425
Information technology 10.4%		1,899,988,009
Electronic equipment, instruments and components 1.8%
Flex, Ltd. (A)	6,416,734	92,850,141
TE Connectivity, Ltd.	2,030,104	229,706,268
IT services 3.0%
Cognizant Technology Solutions Corp., Class A	2,466,431	166,459,428
EVERTEC, Inc.	1,900,216	70,079,966
Fidelity National Information Services, Inc.	1,244,868	114,117,050
Global Payments, Inc.	1,003,128	110,986,082
SS&C Technologies Holdings, Inc.	1,509,846	87,676,757
Semiconductors and semiconductor equipment 2.7%
KLA Corp.	311,673	99,448,621
Microchip Technology, Inc.	2,133,588	123,918,791
NXP Semiconductors NV	595,224	88,111,009
Qorvo, Inc. (A)	1,900,951	179,297,698
Software 1.8%
Check Point Software Technologies, Ltd. (A)	1,270,331	154,700,909
NortonLifeLock, Inc.	8,110,731	178,111,653
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.1%
NetApp, Inc.	1,481,566	$96,657,366
Western Digital Corp. (A)	2,406,118	107,866,270
Materials 4.6%		841,961,921
Chemicals 3.8%
Axalta Coating Systems, Ltd. (A)	3,523,530	77,905,248
Corteva, Inc.	3,502,334	189,616,363
DuPont de Nemours, Inc.	2,433,619	135,260,544
FMC Corp.	1,546,679	165,510,120
PPG Industries, Inc.	1,066,844	121,982,943
Containers and packaging 0.8%
Avery Dennison Corp.	388,884	62,948,653
Crown Holdings, Inc.	962,765	88,738,050
Real estate 6.9%		1,261,096,175
Equity real estate investment trusts 6.9%
American Homes 4 Rent, Class A	3,183,577	112,825,969
Americold Realty Trust, Inc.	671,702	20,177,928
Cousins Properties, Inc.	3,173,184	92,752,168
Duke Realty Corp.	1,964,653	107,957,682
Equity Residential	2,178,491	157,330,620
Essex Property Trust, Inc.	631,918	165,252,876
Healthpeak Properties, Inc.	3,219,016	83,404,705
Kilroy Realty Corp.	1,553,053	81,271,263
Lamar Advertising Company, Class A	899,168	79,099,809
Regency Centers Corp.	2,678,837	158,881,822
Welltower, Inc.	2,454,661	202,141,333
Utilities 5.0%		917,517,376
Electric utilities 2.4%
American Electric Power Company, Inc.	1,617,640	155,196,382
Edison International	1,160,248	73,374,084
Entergy Corp.	1,839,534	207,205,110
Multi-utilities 2.6%
CenterPoint Energy, Inc.	10,480,255	310,005,943
DTE Energy Company	1,354,918	171,735,857

	Yield (%)	Shares	Value
Short-term investments 2.9%			$532,852,711
(Cost $532,852,711)
Short-term funds 2.9%			532,852,711
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(B)	532,852,711	532,852,711

Total investments (Cost $15,112,773,576) 99.8%	$18,276,437,424
Other assets and liabilities, net 0.2%	42,534,406
Total net assets 100.0%	$18,318,971,830

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$33,247,148	$81,993,703	$(115,238,748)	$(105)	$(1,998)	$7,642	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|